Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
At 31 December
(in USD million) 2022 2021
Cash at bank available 2,220 2,673
Time deposits 836 1,906
Money market funds 3,106 2,714
Interest-bearing securities 3,276 4,740
Restricted cash, including collateral deposits 6,140 2,093
Cash and cash equivalents 15,579 14,126